Document And Entity Information	9 Months Ended
Sep. 30, 2017
Document And Entity Information [Abstract]
Entity Registrant Name	EMAGIN CORP
Entity Central Index Key	0001046995
Document Type	S-1
Document Period End Date	Sep. 30, 2017
Entity Filer Category	Smaller Reporting Company
Amendment Flag	false